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                               ECLIPSE FUNDS INC.
                               51 Madison Avenue
                               New York, NY 10010


August 5, 2005


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re: Eclipse Funds Inc. (File Nos. 33-36962/811-06175)


Dear Sir/Madam:

On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of Prospectus that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on July 26, 2005 as part of the most recent update to the Registrant's registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on July 26, 2005. If you have any questions concerning the attached filing, please do not hesitate to contact the undersigned at 973-394-4433.

Very truly yours,


Michael Hession